Investment property (Tables)	12 Months Ended
Dec. 31, 2017
Investment property [abstract]
Disclosure of detailed information about investment property
Changes in the Group’s investment property in 2017 and 2016 were as follows:

	2017	2016
Beginning of the year	2,666	4,796
Reclassification to property, plant and equipment (i)	—	(1,335)
Exchange difference	(395)	(795)
End of the year	2,271	2,666
Cost	2,271	2,666
Accumulated depreciation	—	—
Net book amount	2,271	2,666

(i)       Relates to new contracts with third parties.